COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments	Total purchase commitments as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$1,138
2014	435
2015	237
2016	59
2017	59
Thereafter	30

$1,958

Schedule of future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$79
2014	68
2015	53
2016	45
2017	40
Thereafter	60

$345

Schedule of cases for which service has been tendered and accepted

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	1,080	1,116	1,138
Tendered during period	3	10	24
Resolved during period(1)	3	46	46
Unresolved at end of period	1,080	1,080	1,116
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	36	37	39
Filed during period	21	11	5
Resolved during period	7	12	7
Unresolved at end of period	50	36	37